10-Deferred Revenues	12 Months Ended
Dec. 31, 2011
10-Deferred Revenues [Text Block]
10—DEFERRED REVENUES

Deferred revenues consist of the following:
	December 31,
	2011	2010
Deferred revenues on maintenance contracts	329	338
Deferred revenue on RPP	24	41
Deferred revenue on sale of devices	284	437
Deferral of the gain on sale-lease-back transactions	39	58
Total	676	875
Less long term portion	258	297
Current portion	417	578